GS Mortgage-Backed Securities Trust 2024-NQM1

Exhibit 99.4 - Schedule 6

Data Compare

Infinity Loan ID	Loan Number	Loan Number 2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source